BANK AND OTHER BORROWINGS - Additional information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares
Derivative liability
Short-term bank borrowings, weighted average interest rate	5.45%	5.45%	6.97%
Bank borrowings	¥ 62,057	$ 8,874	¥ 120,979
Other borrowings	3,384,512	483,980	3,605,410
Bank and other borrowings | Equipment
Derivative liability
Assets pledged as collateral	526,693	75,316	576,261
Bank and other borrowings | Accounts receivable
Derivative liability
Assets pledged as collateral	18,873	2,699	14,745
Bank and other borrowings | Lease receivables
Derivative liability
Assets pledged as collateral	8,903	1,273	7,137
Bank and other borrowings | Land use rights under leases
Derivative liability
Assets pledged as collateral	373,797	53,452	377,255
Bank and other borrowings | Construction in Progress
Derivative liability
Assets pledged as collateral	1,991,611	284,797	1,814,768
Bank and other borrowings | Long-term investments
Derivative liability
Assets pledged as collateral	¥ 298,242	$ 42,648	¥ 196,487
Bank and other borrowings | Ordinary shares of Concord Healthcare
Derivative liability
Number of shares pledged as collateral	96,137,318	96,137,318	87,170,000
Assets pledged as collateral	¥ 163,433	$ 23,371	¥ 958,870
Long-term bank and other borrowings
Derivative liability
Long-term bank and other borrowings, weighted average interest rate	5.67%	5.67%	5.94%
Short term bank credit lines
Derivative liability
Unutilized bank credit lines	¥ 811,860	$ 116,094
Long-term bank credits lines
Derivative liability
Unutilized bank credit lines	¥ 170,000	$ 24,310